[Janus Capital Letterhead]

November 13, 2017

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)

1933 Act File No. 002-34393

1940 Act File No. 811-01879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 263 and Amendment No. 246 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(1) under the 1933 Act.

The Amendment is being filed for the purpose of establishing Class N Shares for Janus Henderson Asia Equity Fund, Janus Henderson Global Life Sciences Fund, and Janus Henderson Global Real Estate Fund, each a series of the Registrant.

The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the prospectuses and statement of additional information (“SAI”) comprising the Amendment as follows:

•	All disclosure is cumulatively marked against similar disclosure in the prospectuses and SAIs dated January 27, 2017, and October 27, 2017, as applicable.

As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(1) of the 1933 Act, the Amendment is scheduled to become effective on January 26, 2018.

Please call (303) 394-7310 with any questions regarding this filing.

Respectfully,

/s/ Mary Clarke-Pearson

Mary Clarke-Pearson

Legal Counsel

Enclosures (via EDGAR only)

cc:	Kathryn Santoro, Esq.

Deborah O’Neal-Johnson